Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 5,466		$ 22,931	$ 34,253
Deferred			192,050	(429,232)
Total	$ 5,466		$ 214,981	$ (394,979)